Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Amherst Residential, LLC

5001 Plaza on the Lake

Suite 200

Austin, Texas 78746

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Amherst Residential, LLC (the “Company”), Goldman Sachs & Co. LLC, Nomura Securities International, Inc., Amherst Pierpont Securities LLC, Morgan Stanley & Co. LLC, and Deutsche Bank Securities Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the AMSR 2020-SFR1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included in the Final Data Tape. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on an initial sample size of 728 Properties in relation to the Initial Data Tape and a final sample size of 668 Properties in relation to the Final Data Tape, which were selected using a simple random sample from the pool of assets identified by the Company as being Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets in the Final Data Tape as identified by the Company being Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 600 13th Street N.W., Suite 1000, Washington, DC 20005

T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape, Revised Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Initial Property Cut-Off Date” refers to December 31, 2019.

•	The phrase “Final Property Cut-Off Date” refers to February 17, 2020.

•	The phrase “Firmex” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Initial Lease Review Date” refers to January 24, 2020.

•	The phrase “Final Lease Review Date” refers to February 19, 2020.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Lease Start Date	Acquisition Type
Date of Lease Expiration	MSR Onboarding Date
Contractual Rent/Month (Rented)

•	The phrase “Sample Purchase Attributes” collectively refers to the MSR Onboarding Date and Acquisition Type Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Date of Lease Expiration, and Contractual Rent/Month (Rented) Sample Attributes.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “AMSR 2020-1 - Preliminary Pricing with UW (External PWC) v2.xlsx” containing the Sample Attributes as of the Initial Property Cut-Off Date (the “Initial Data Tape”);

•	An electronic data file labeled “AMSR 2020-1 Preliminary Pricing with UW 2.17.20 (2565) External v2.xlsx” containing the Sample Attributes as of the Final Property Cut-Off Date (the “Revised Initial Data Tape”);

•	An electronic data file labeled “AMSR 2020-1 Preliminary Pricing with US 2.18.20(2565) External” containing the Sample Attributes as of the Final Property Cut-Off Date (the “Final Data Tape”);

•	Two electronic data files labeled “New Build – Builder Breakdown.xlsx” and “New Build Report.xlsx” containing a list of Properties where the seller was a construction company or home builder (together, the “New Build Files”);

•	Certain resident ledgers containing transaction history of each Property for the Month to Month Sample Properties from the Company’s property management system for the month of February 2020 that were made available on Firmex (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available on Firmex or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	An electronic data file labeled “PCW BPOs.xlsx” (the “BPO Results File”);
o	An electronic data file labeled “Amherst Securitization Support Files.xlsx” (the “Support File”);
o	An electronic data file labeled “Property Type - Support File.xlsx” (the “Property Type File”);

o	An electronic data file labeled “AMSR 2020-1 Preliminary Pricing with UW 2.20.20 (2565) External v3.xlsx” (the “Underwriting File”); and
o	An electronic data file labeled “Delinquency - as of 2.17.2020 v2.xls.xlsx” (the “DQ Support File”).

Procedures Performed

1.	Using the Initial Data Tape, we randomly selected 728 Properties (the “Initial Sample Properties”) from the 2,800 Properties represented on the Initial Data Tape for review. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Initial Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Initial Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Initial Sample Properties to the Source Documents and noted the following differences (the “Initial Purchase and Lease Discrepancies”):

Table 1: Initial Purchase and Lease Discrepancies

#	Sample Attribute	Initial Data Tape Value	Source Document Value
12	MSR Onboarding Date	October 03, 2019	March 16, 2018
40	Date of Lease Expiration	September 30, 2018	September 30, 2020
51	Lease Start Date	November 01, 2018	November 01, 2019
51	Date of Lease Expiration	October 31, 2019	October 31, 2020
62	MSR Onboarding Date	June 29, 2018	May 08, 2018
148	Lease Start Date	June 02, 2017	June 01, 2019
155	MSR Onboarding Date	June 29, 2018	May 08, 2018
170	Date of Lease Expiration	June 30, 2015	June 30, 2020
181	MSR Onboarding Date	June 29, 2018	May 08, 2018
189	MSR Onboarding Date	June 29, 2018	May 08, 2018
200	MSR Onboarding Date	October 03, 2019	December 14, 2018
278	Acquisition Type	MLS	Bulk Sale
291	Lease Start Date	March 01, 2019	March 01, 2020
291	Date of Lease Expiration	February 29, 2020	February 28, 2021
291	Contractual Rent/Month (Rented)	$1,400.00	$1,505.00
304	Acquisition Type	Bulk Sale	MLS
346	Lease Start Date	March 01, 2019	March 01, 2020
346	Date of Lease Expiration	February 28, 2020	February 28, 2021
346	Contractual Rent/Month (Rented)	$1,295.00	$1,395.00
501	Lease Start Date	June 01, 2017	February 01, 2020
501	Date of Lease Expiration	May 31, 2018	January 31, 2021
501	Contractual Rent/Month (Rented)	$1,450.00	$1,550.00
534	Lease Start Date	October 01, 2018	October 01, 2019
534	Date of Lease Expiration	September 30, 2019	September 30, 2020
534	Contractual Rent/Month (Rented)	$900.00	$950.00
567	Acquisition Type	Bulk Sale	Auction
567	MSR Onboarding Date	October 03, 2019	September 04, 2018

#	Sample Attribute	Initial Data Tape Value	Source Document Value
626	MSR Onboarding Date	October 03, 2019	December 21, 2018
636	Lease Start Date	December 21, 2018	December 01, 2019
636	Date of Lease Expiration	November 30, 2019	November 30, 2020
644	MSR Onboarding Date	August 23, 2019	July 22, 2019
685	Acquisition Type	Bulk Sale	MLS
685	MSR Onboarding Date	October 03, 2019	March 23, 2018
710	Lease Start Date	January 15, 2019	January 15, 2020
710	Date of Lease Expiration	January 14, 2020	January 14, 2021
717	MSR Onboarding Date	October 03, 2019	December 28, 2018

2.	For each of the Initial Sample Properties included in the Revised Initial Data Tape provided by the Company, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value in the Revised Initial Data Tape and noted no differences, with the exception of Initial Purchase and Lease Discrepancy #148.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Revised Initial Data Tape based on the sample size and results of the procedures performed.

3.	Using the Revised Initial Data Tape, we noted 622 of the Initial Sample Properties were included on the Revised Initial Data Tape. In addition, we selected an additional 46 Sample Properties, for a total of 668 Properties (the “Final Sample Properties”) from the 2,565 Properties represented on the Revised Initial Data Tape for review. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Revised Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Final Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Revised Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Final Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Revised Initial Data Tape for the Sample Properties to the Source Documents and noted the following differences (the “Final Purchase and Lease Discrepancies”):

Table 2: Final Purchase and Lease Discrepancies

#	Sample Attribute	Revised Initial Data Tape Value	Source Document Value
121	Lease Start Date	June 2, 2017	June 1, 2019
151	Contractual Rent/Mont (Rented)	$1,545.00	$1,630.00
227	Lease Start Date	February 12, 2019	Not Rented
227	Date of Lease Expiration	February 11, 2020	Not Rented
227	Contractual Rent/Mont (Rented)	$1,695.00	Not Rented
263	Contractual Rent/Mont (Rented)	$1,495.00	$1,570.00
297	Contractual Rent/Mont (Rented)	$2,445.00	$2,345.00
323	Lease Start Date	November 1, 2018	November 1, 2019
323	Date of Lease Expiration	October 31, 2019	October 31, 2020
323	Contractual Rent/Mont (Rented)	$1,050.00	$1,100.00
331	Contractual Rent/Mont (Rented)	$1,445.00	$1,520.00
620	Contractual Rent/Mont (Rented)	$1,570.00	$1,635.00

4.	On the Final Data Tape, we identified 60 Properties where the Month-to-Month data attribute was equal to “Yes”. Of these 60 Properties, 10 of the Properties (the “Month to Month Sample Properties”) were part of the Final Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that each of the Month to Month Sample Properties:

a)	Has an occupancy status of “Rented” within the Final Data Tape;

b)	Has a lease expiration date prior to the Final Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid rent for the month of February 2020, or if rent was unpaid, a value is shown in the Tenant Monthly Rent Days DQ data attribute of the Final Data Tape.

5.	For each of the Final Sample Properties included in the Final Data Tape provided by the Company, we performed the following procedures:

a)	For each Sample Attribute relating to the Final Purchase and Lease Discrepancies and the Initial Purchase and Lease Discrepancy #148, we compared the “Source Document Value” shown in Table 2 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences; and

b)	For each Sample Attribute that did not have a Final Purchase and Lease Discrepancy, we compared the Revised Initial Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

6.	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We compared the information and noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of certain attributes of the collateral assets included in the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

February 21, 2020

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable, and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease Expiration

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Expiration procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable, and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented”, we compared the Date of Lease Expiration Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Contractual Rent/Month (Rented)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable, and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented,” we compared the Contractual Rent/Month (Rented) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If the seller of the property was a construction company or home builder as per the New Build Files, compared the Acquisition Type data attribute to “New Build”.

2)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type data attribute to “Bulk Sale”.

3)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type data attribute to “Auction”.

4)	If a purchase agreement, settlement statement, or recorded deed is available for the applicable property and only one property is listed in that purchase agreement, compared the Acquisition Type data attribute to “MLS”.

Sample Attribute: MSR Onboarding Date

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the MSR Onboarding Date data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the MSR Onboarding Date data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the MSR Onboarding Date data attribute to information available in the purchase agreement.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Zip	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Closest MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Months Since MSR Onboarding	Recalculate and compare	Recalculation: (Final Property Cut-Off Date - MSR Onboarding Date) / 30	Final Data Tape (MSR Onboarding Date)	Calculation rounded to the nearest integer.
Estimated Rent/Month (Not Rented)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Lease Start Date) / 30	Final Data Tape (Date of Lease Expiration; Lease Start Date; Rented)	For “Not Rented” properties, the Original Length of Lease (months) calculated to be zero. Calculation rounded to the nearest integer.

Field Name	Procedure	Calculation	Data File(s)	Comments
Tenant Monthly Rent Days DQ	Final Data Tape to Supplemental Data File electronic comparison	n/a	DQ Support File
Section 8 Flag (Yes/No)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File
Estimated BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
BPO Value as-of Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Underwritten Rent/Month	Recalculate and compare	Recalculation: For “Rented” properties, Contractual Rent/Month (Rented); for “Not Rented” properties, Estimated Rent/Month (Not Rented)	Final Data Tape (Rented, Contractual Rent/Month (Rented), Estimated Rent/Month (Not Rented))
UWAnnual GPR	Recalculate and compare	Recalculation: Underwritten Rent/Month * 12	Final Data Tape (Underwritten Rent/Month)
Underwritten Annual Other Income	Recalculate and compare	Recalculation: UWAnnual GPR * (Other Income Rate – Rent Concession Rate)	Final Data Tape (Closest MSA, UWAnnual GPR) Underwriting File (Other Income Rate, Rent Concession Rate)	The Other Income Rate and Rent Concessions Rate are MSA-level estimates provided in the Underwriting File.
Total Underwritten Annual Gross Income	Recalculate and compare	Recalculation: UWAnnual GPR + Underwritten Annual Other Income	Final Data Tape (UWAnnual GPR, Underwritten Annual Other Income)
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: UWAnnual GPR * (1 – Occupancy Rate)	Final Data Tape (Closest MSA, UWAnnual GPR, Underwritten Annual Vacancy) Underwriting File (Occupancy Rate)	The Occupancy Rate is a MSA-level estimate provided in the Underwriting File.

Field Name	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Credit Loss	Recalculate and compare	Recalculation: (UWAnnual GPR - Underwritten Annual Vacancy) * ( Credit Loss Rate)	Final Data Tape (Closest MSA, UWAnnual GPR, Underwritten Annual Vacancy) Underwriting File (Credit Loss Rate)	The Credit Loss Rate is a MSA-level estimate provided in the Underwriting File.
Underwritten Annual Real Estate Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting File
Underwritten Annual Insurance Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting File
Underwritten Annual HOA Fees	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting File
Underwritten Annual Repairs and Maintenance	Recalculate and compare	Recalculation: Annual Repairs and Maintenance Fee	Final Data Tape (Closest MSA) Underwriting File (Annual Repairs and Maintenance Fee)	The Annual Repairs and Maintenance Fee is a MSA-level estimate provided in the Underwriting File.
Underwritten Annual Turnover Costs	Recalculate and compare	Recalculation: Turnover Fee	Final Data Tape (Closest MSA) Underwriting File (Turnover Fee)	The Turnover Fee is a MSA-level estimate provided in the Underwriting File.
UW Property Management Fees $	Recalculate and compare	Recalculation: 6.75%* (UWAnnual GPR - Underwritten Annual Vacancy - Underwritten Annual Credit Loss)	Final Data Tape (UWAnnual GPR, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual Marketing and Leasing Costs	Recalculate and compare	Recalculation: $350 per property	n/a

Field Name	Procedure	Calculation	Data File(s)	Comments
Total Underwritten Annual Expenses	Recalculate and compare	Recalculation: Underwritten Annual Real Estate Taxes + Underwritten Annual Insurance Costs + Underwritten Annual HOA Fees + Underwritten Annual Repairs and Maintenance + Underwritten Annual Turnover Costs + UW Property Management Fees $ + Underwritten Annual Marketing and Leasing Costs	Final Data Tape (Underwritten Annual Real Estate Taxes, Underwritten Annual Insurance Costs, Underwritten Annual HOA Fees, Underwritten Annual Repairs and Maintenance, Underwritten Annual Turnover Costs, UW Property Management Fees $, Underwritten Annual Marketing and Leasing Costs)
Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Total Underwritten Annual Gross Income - Total Underwritten Annual Expenses - Underwritten Annual Vacancy - Underwritten Annual Credit Loss	Final Data Tape (Total Underwritten Annual Gross Income, Total Underwritten Annual Expenses, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual CapEx Reserve	Recalculate and compare	Recalculation: $750 per property	n/a
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income - Underwritten Annual CapEx Reserve	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual CapEx Reserve)